(15) Related-party Transactions (Details) (USD $)	9 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Details
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,200,000
Line of Credit Facility, Interest Rate During Period	3.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	10.00%